Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (185,080)	$ (5,196)	$ (32,244)
Other comprehensive loss:
Foreign currency translation loss arising during the year	(12,355)	(4,063)	(74)
Less: reclassification of foreign currency translation loss to net loss			172
Total comprehensive loss	(197,435)	(9,259)	(32,146)
Comprehensive loss attributable to noncontrolling interests
Net loss attributable to noncontrolling interests	(282)	0
Foreign currency translation loss arising during the year	(98)
Comprehensive loss attributable to stockholders of the Company	$ (197,055)	$ (9,259)	$ (32,146)